(Loss) Earnings per share (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Schedule of Basic and Diluted (Loss) Earnings Per Share and Weighted Average Number of Shares

(a) Basic (loss) earnings per share

	Three Months Ended 31 March		Nine Months Ended 31 March
	2025	2024	2025	2024
	AUD$		AUD$
Total basic (loss) earnings per share attributable to the ordinary equity holders of the company	(0.03)	0.00	(0.07)	0.13

(b) Diluted (loss) earnings per share

	Three Months Ended 31 March		Nine Months Ended 31 March
	2025	2024	2025	2024
	AUD$		AUD$
Total diluted (loss) earnings per share attributable to the ordinary equity holders of the company	(0.03)	0.00	(0.07)	0.13

(c) Weighted average number of shares used as the denominator

	Three and Nine Months Ended 31 March 2025	Three and Nine Months Ended 31 March 2024
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	23,224,102	18,646,643
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	23,224,102	18,646,643

(a)	Basic earnings per share

	2024	2023
	AUD$	AUD$
Total basic (loss) earnings per share attributable to the ordinary equity holders of the company	(1.07)	0.10

(b)	Diluted earnings per share

	2024	2023
	AUD$	AUD$
Total diluted (loss) earnings per share attributable to the ordinary equity holders of the company	(1.07)	0.10

(c)	Weighted average number of shares used as the denominator

	2024	2023
Weighted average number of ordinary shares used as the denominator in calculating basic earnings per share	19,900,741	18,646,643
Adjustments for calculation of diluted earnings per share:	-	-
Amounts uncalled on partly paid shares and calls in arrears	-	-
Options	-	-
Deferred shares	-	-
Convertible notes	-	-
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted earnings per share	19,900,741	18,646,643